Management of Financial Risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash	$ 676	$ 2,811
Marketable Securities	218	1,534	$ 855
Receivables and prepaids	247	924
Accounts Payable And Accrued Liabilities	928	652
Deferred compensation liability	(1,265)	(1,377)
Canadian Dollars [Member]
Statement [Line Items]
Cash	589	2,811
Marketable Securities	218	1,534
Receivables and prepaids	247	924
Accounts Payable And Accrued Liabilities	(828)	(652)
Lease Liability	(150)	(215)
Deferred compensation liability	(422)	(244)
Net Financial Assets (liabilities)	$ 346	$ 4,158